Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$81,055,288	$80,536,183

Liabilities:
Warrant Liability – Public Warrants	1	5,635,000	6,476,686
Warrant Liability – Private Warrants	2	3,398,095	2,601,480

Schedule of the modified Black-Scholes model for the Private Warrants
Input	December 13, 2019 (Initial Measurement)
Risk-free interest rate	0.85%
Expected term (years)	1.5 to 6.5
Expected volatility	15%
Exercise price	$11.50
Input	December 13, 2019 (Initial Measurement)
Risk-free interest rate	0.85%
Expected term (years)	6.5
Expected volatility	15%
Exercise price	$11.50

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$3,398,095	$5,635,000	$9,033,095
Change in valuation inputs or other assumptions	11,741	(1,045,695)	(1,033,954)
Fair value as of March 31, 2021	$3,409,836	$4,589,305	$7,999,141

	Private Placement	Public	Warrant Liabilities
Fair value –	$—	$—	$—
Initial measurement on December 13, 2019 (Initial Public Offering)	2,349,781	5,420,671	7,770,452
Measurement on December 18, 2019 (Over-Allotment)	215,587	813,101	1,028,688
Change in valuation inputs or other assumptions	36,112	242,914	279,026
Fair value as of December 31, 2019	$2,601,480	$6,476,686	$9,078,166
Change in valuation inputs or other assumptions	796,615	(841,686)	(45,071)
Fair value as of December 31, 2020	$3,398,095	$5,635,000	$9,033,095

Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$81,057,287	$81,055,288

Liabilities:
Warrant Liability – Public Warrants	1	4,589,305	5,635,000
Warrant Liability – Private Warrants	2	3,409,836	3,398,095